Guinness Atkinson Funds

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

May 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:

Guinness Atkinson Funds

File Nos. 33-75340 and 811-08360 on behalf of Guinness Atkinson Alternative Energy Fund, Guinness Atkinson Asia Focus Fund, Guinness Atkinson China & Hong Kong Fund, Guinness Atkinson Global Energy Fund, and Guinness Atkinson Global Innovators Fund, SmartETFs Asia Pacific Dividend Builder ETF, SmartETFs Dividend Builder ETF, SmartETFs Smart Transportation & Technology ETF, and SmartETFs Sustainable Energy II ETF (collectively, the “Guinness Atkinson Funds”), each a series of the Trust

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Guinness Atkinson Funds (the “Trust”) does not differ from that contained in Post-Effective Amendment No. 147 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on April 30, 2025.

If you have any questions or require further information, do not hesitate to contact the Diane Drake at (626) 385-5777.

Sincerely,

/s/ Mel de Leon

Mel de Leon on behalf of

Guinness Atkinson Funds